Stockholders' Equity (Details) - USD ($)																																																			9 Months Ended	12 Months Ended
	Oct. 05, 2015	Jan. 15, 2015	Jan. 05, 2015	Dec. 15, 2014	Dec. 03, 2014	Nov. 26, 2014	Nov. 06, 2014	Oct. 22, 2014	Oct. 10, 2014	Oct. 02, 2014	Sep. 24, 2014	Aug. 22, 2014	Aug. 08, 2014	Aug. 05, 2014	Aug. 04, 2014	Jul. 24, 2014	Jul. 11, 2014	Jul. 07, 2014	Jun. 17, 2014	Jun. 12, 2014	May. 21, 2014	May. 14, 2014	May. 07, 2014	Apr. 15, 2014	Apr. 15, 2014	Mar. 25, 2014	Mar. 18, 2014	Mar. 03, 2014	Feb. 11, 2014	Feb. 07, 2014	Jan. 27, 2014	Jan. 24, 2014	Jan. 07, 2014	Dec. 04, 2013	Nov. 08, 2013	Oct. 25, 2013	Oct. 01, 2013	Sep. 17, 2013	Aug. 13, 2013	Aug. 01, 2013	Jun. 24, 2013	Jun. 14, 2013	Jun. 13, 2013	May. 22, 2013	May. 17, 2013	May. 03, 2013	Apr. 15, 2013	Mar. 20, 2013	Mar. 12, 2013	Feb. 06, 2013	Oct. 31, 2015	Jan. 31, 2015	Jan. 31, 2014
Debt Conversion [Line Items]
Description of reverse stock split

Each shareholder received one share in the Nevada corporation for every 50 shares they held in the Florida corporation. Fractional shares were rounded up to the nearest whole share, and each shareholder received at least five shares.

Number of additional shares issued upon reverse split (in shares)	4,448
Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted																																							$ 8,000													$ 1,299,409	$ 99,550
Number of Shares Issued																																							800,000													31,454,539	9,955,000
Convertible note payable, dated April 30, 2014 [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted		$ 105,000	$ 100,000		$ 50,000	$ 90,000																																														$ 345,000
Number of Shares Issued		2,100,000	2,000,000		1,000,000	1,800,000																																														6,900,000
Convertible note payable, dated October 31, 2013 [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted				$ 71,080			$ 85,000	$ 70,000	$ 25,000	$ 70,000	$ 70,000	$ 65,000	$ 65,000																																							$ 521,080
Number of Shares Issued				1,421,593			1,700,000	1,400,000	500,000	1,400,000	1,400,000	1,300,000	1,300,000																																							10,421,593
Convertible note payable, dated July 31, 2013 [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted														$ 60,000	$ 60,000	$ 50,000	$ 50,000	$ 50,000	$ 20,000	$ 50,000	$ 20,000		$ 5,000																													$ 365,000
Number of Shares Issued														1,200,000	1,200,000	1,000,000	1,000,000	1,000,000	400,000	1,000,000	400,000		100,000																													7,300,000
Convertible note payable, dated February 28, 2013 [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted																						$ 6,329	$ 8,000	$ 8,000	$ 8,000	$ 8,000	$ 8,000	$ 9,000	$ 7,000	$ 6,000	$ 6,000	$ 5,000	$ 10,000	$ 5,000	$ 4,000	$ 5,000	$ 4,000	$ 4,000	$ 3,480													$ 68,329
Number of Shares Issued																						632,946	800,000	800,000	800,000	800,000	800,000	900,000	700,000	600,000	600,000	500,000	1,000,000	500,000	400,000	500,000	400,000	400,000	348,000													6,832,946
Convertible note payable, dated February 1, 2012 [Member] | Convertible Debt [Member]
Debt Conversion [Line Items]
Amount Converted																																							$ 4,520	$ 4,000	$ 4,000	$ 4,000	$ 3,700	$ 3,700	$ 3,700	$ 3,250	$ 6,500	$ 5,900	$ 4,900	$ 4,900			$ 53,070
Number of Shares Issued																																							452,000	400,000	400,000	400,000	370,000	370,000	370,000	325,000	650,000	590,000	490,000	490,000			5,307,000
Convertible Notes Payable [Member]
Debt Conversion [Line Items]
Number of Shares Issued																																																			253,185
Convertible Notes Payable [Member] | February 16, 2015 [Member]
Debt Conversion [Line Items]
Amount Converted																																																			$ 6,655
Number of Shares Issued																																																			2,662
Convertible Notes Payable [Member] | February 16, 2015 [Member]
Debt Conversion [Line Items]
Amount Converted																																																			$ 77,752
Number of Shares Issued																																																			31,101
Convertible Notes Payable [Member] | April 30, 2015 [Member]
Debt Conversion [Line Items]
Amount Converted																																																			$ 184,000
Number of Shares Issued																																																			92,000
Convertible Notes Payable [Member] | June 5, 2015 [Member]
Debt Conversion [Line Items]
Amount Converted																																																			$ 51,088
Number of Shares Issued																																																			25,544
Convertible Notes Payable [Member] | August 1, 2015 [Member]
Debt Conversion [Line Items]
Amount Converted																																																			$ 101,878
Number of Shares Issued																																																			101,878